UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10071

Oppenheimer Discovery Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2013 / Unaudited

	Shares	Value
Common Stocks—99.5%
Consumer Discretionary—22.3%
Auto Components—1.8%
Delphi Automotive plc	69,260	$3,720,647
TRW Automotive Holdings Corp.[1]	40,210	2,947,795

		6,668,442
Distributors—1.2%
LKQ Corp.[1]	176,840	4,610,219
Hotels, Restaurants & Leisure—2.3%
Domino’s Pizza, Inc.	30,380	1,901,180
Dunkin’ Brands Group, Inc.	91,830	3,967,056
Wynn Resorts Ltd.	20,010	2,663,931

		8,532,167
Household Durables—1.8%
Harman International Industries, Inc.	48,560	2,939,337
Taylor Morrison Home Corp., Cl. A1	54,770	1,327,077
Whirlpool Corp.	15,650	2,096,161

		6,362,575
Internet & Catalog Retail—1.4%
HomeAway, Inc.[1]	74,700	2,249,217
TripAdvisor, Inc.[1]	38,460	2,885,269

		5,134,486
Leisure Equipment & Products—1.1%
Polaris Industries, Inc.	35,570	3,988,820
Media—3.2%
AMC Networks, Inc., Cl. A1	57,730	3,940,650
Lions Gate Entertainment Corp.[1]	149,040	4,848,271
Sinclair Broadcast Group, Inc., Cl. A	119,790	3,379,276

		12,168,197
Specialty Retail—6.2%
GNC Holdings, Inc., Cl. A	63,210	3,336,224
Lumber Liquidators Holdings, Inc.[1]	10,580	1,024,356
O’Reilly Automotive, Inc.[1]	30,850	3,864,271
Restoration Hardware Holdings, Inc.[1]	33,320	2,226,442
Tractor Supply Co.	61,430	7,441,016
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	21,330	2,152,197
Urban Outfitters, Inc.[1]	66,510	2,830,666

		22,875,172
Textiles, Apparel & Luxury Goods—3.3%
Michael Kors Holdings Ltd.[1]	68,400	4,606,056
PVH Corp.	22,670	2,987,679
Under Armour, Inc., Cl. A1	73,290	4,919,958

		12,513,693
Consumer Staples—4.7%
Beverages—0.5%
Constellation Brands, Inc., Cl. A1	37,390	1,947,645
Food & Staples Retailing—1.6%
Whole Foods Market, Inc.	108,040	6,004,863
Food Products—1.0%
Green Mountain Coffee Roasters, Inc.[1]	24,340	1,878,561
Hormel Foods Corp.	43,810	1,855,354

		3,733,915
Household Products—0.5%
Church & Dwight Co., Inc.	28,330	1,804,621
Personal Products—1.1%
Estee Lauder Cos., Inc. (The), Cl. A	29,010	1,904,507
Nu Skin Enterprises, Inc., Cl. A	28,510	2,384,576

		4,289,083
Energy—6.9%
Energy Equipment & Services—3.2%
Atwood Oceanics, Inc.[1]	53,720	3,026,585
Dril-Quip, Inc.[1]	31,550	2,868,210
Oceaneering International, Inc.	73,810	5,985,253

		11,880,048
Oil, Gas & Consumable Fuels—3.7%
Cabot Oil & Gas Corp.	60,510	4,587,868
Concho Resources, Inc.[1]	21,590	1,936,407
Gulfport Energy Corp.[1]	50,340	2,678,088
Oasis Petroleum, Inc.[1]	118,600	4,985,944

		14,188,307
Financials—7.5%
Capital Markets—2.8%
Affiliated Managers Group, Inc.[1]	41,380	7,462,883
Financial Engines, Inc.	61,860	2,953,196

		10,416,079
Commercial Banks—2.8%
First Republic Bank	77,170	3,332,972
Signature Bank[1]	47,060	4,308,343
SVB Financial Group[1]	36,530	3,186,147

		10,827,462
Consumer Finance—0.6%
Portfolio Recovery Associates, Inc.[1]	14,060	2,099,299
Insurance—1.3%
ProAssurance Corp.	88,420	4,733,123

1	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Health Care—13.1%
Biotechnology—2.7%
Alexion Pharmaceuticals, Inc.[1]	25,410	$2,953,404
BioMarin Pharmaceutical, Inc.[1]	34,570	2,234,950
Onyx Pharmaceuticals, Inc.[1]	29,910	3,927,183
Quintiles Transnational Holdings, Inc.[1]	25,750	1,154,888

		10,270,425
Health Care Equipment & Supplies—2.8%
Cooper Cos., Inc. (The)	59,600	7,590,060
Sirona Dental Systems, Inc.[1]	41,520	2,931,312

		10,521,372
Health Care Providers & Services—3.2%
AmerisourceBergen Corp., Cl. A	32,370	1,886,200
Catamaran Corp.[1]	38,248	2,019,495
Team Health Holdings, Inc.[1]	69,060	2,777,593
Universal Health Services, Inc., Cl. B	54,020	3,778,699
WellCare Health Plans, Inc.[1]	27,860	1,700,296

		12,162,283
Health Care Technology—1.6%
athenahealth, Inc.[1]	8,700	973,965
Cerner Corp.[1]	102,000	4,998,000

		5,971,965
Life Sciences Tools & Services—1.1%
Covance, Inc.[1]	24,610	2,030,325
Illumina, Inc.[1]	26,150	2,087,293

		4,117,618
Pharmaceuticals—1.7%
Actavis, Inc.[1]	47,180	6,334,859
Industrials—19.0%
Aerospace & Defense—3.7%
B/E Aerospace, Inc.[1]	77,724	5,418,140
Hexcel Corp.[1]	143,540	5,054,043
TransDigm Group, Inc.	27,100	3,918,389

		14,390,572
Airlines—0.5%
Copa Holdings SA, Cl. A	13,860	1,928,896
Building Products—2.2%
A.O. Smith Corp.	110,820	4,579,082
Fortune Brands Home & Security, Inc.	93,160	3,848,440

		8,427,522
Commercial Services & Supplies—0.9%
Stericycle, Inc.[1]	27,980	3,244,001
Electrical Equipment—3.2%
Acuity Brands, Inc.	21,500	1,859,750
AMETEK, Inc.	149,282	6,908,771
Roper Industries, Inc.	25,640	3,229,614

		11,998,135
Machinery—4.9%
Chart Industries, Inc.[1]	17,790	2,022,723
Graco, Inc.	32,090	2,239,240
Middleby Corp.[1]	15,510	2,775,359
Pentair Ltd.	47,190	2,882,365
WABCO Holdings, Inc.[1]	47,880	3,785,393
Wabtec Corp.	87,030	5,052,962

		18,758,042
Road & Rail—2.5%
Hertz Global Holdings, Inc.[1]	77,770	1,991,690
Kansas City Southern	70,920	7,641,630

		9,633,320
Trading Companies & Distributors—1.1%
United Rentals, Inc.[1]	74,070	4,245,692
Information Technology—21.1%
Computers & Peripherals—0.6%
Stratasys Ltd.[1]	23,440	2,077,956
Internet Software & Services—5.2%
Cornerstone OnDemand, Inc.[1]	67,800	2,985,912
CoStar Group, Inc.[1]	39,750	6,222,862
LinkedIn Corp., Cl. A1	37,760	7,695,110
MercadoLibre, Inc.	22,410	2,631,606

		19,535,490
IT Services—3.3%
Alliance Data Systems Corp.[1]	24,800	4,904,944
FleetCor Technologies, Inc.[1]	31,650	2,841,221
Gartner, Inc.[1]	35,960	2,157,960
MAXIMUS, Inc.	65,030	2,445,778

		12,349,903
Semiconductors & Semiconductor Equipment—2.2%
Cavium, Inc.[1]	68,730	2,512,769
Microchip Technology, Inc.	50,070	1,989,782
Xilinx, Inc.	82,720	3,862,197

		8,364,748
Software—9.8%
Aspen Technology, Inc.[1]	122,150	3,974,761
CommVault Systems, Inc.[1]	61,970	5,232,127
Concur Technologies, Inc.[1]	45,650	4,057,828
Guidewire Software, Inc.[1]	45,770	2,002,895
Informatica Corp.[1]	53,900	2,057,363
NetSuite, Inc.[1]	65,275	6,128,670

2	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
ServiceNow, Inc.[1]	88,650	$3,863,367
Splunk, Inc.[1]	74,680	3,734,747
Tableau Software, Inc., Cl. A1	15,470	857,038
Ultimate Software Group, Inc. (The)[1]	33,590	4,544,727
Workday, Inc., Cl. A1	8,550	583,880

		37,037,403
Materials—3.4%
Chemicals—1.5%
Sherwin-Williams Co. (The)	12,070	2,102,232
Westlake Chemical Corp.	33,950	3,531,479

		5,633,711
Construction Materials—0.9%
Eagle Materials, Inc.	49,830	3,362,528
Containers & Packaging—1.0%
Rock-Tenn Co., Cl. A	33,470	3,827,295
Telecommunication Services—1.5%
Wireless Telecommunication Services—1.5%
SBA Communications Corp., Cl. A1	77,400	5,734,566

Total Common Stocks (Cost $267,670,784)		374,706,518
Investment Company—3.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[2,3] (Cost $13,308,437)	13,308,437	13,308,437
Total Investments, at Value (Cost $280,979,221)	103.0%	388,014,955
Liabilities in Excess of Other Assets	(3.0)	(11,354,103)

Net Assets	100.0%	$376,660,852

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2012	Gross Additions	Gross Reductions	Shares July 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	13,458,519	158,697,561	158,847,643	13,308,437

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$13,308,437	$10,373

3.	Rate shown is the 7-day yield as of July 31, 2013.

3	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

The Fund changed its name to Oppenheimer Discovery Mid Cap Growth Fund from Oppenheimer Small- & Mid-Cap Growth Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the

4	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily

5	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)    Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)    Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)    Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of July 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stock
Consumer Discretionary	$82,853,771	$—	$—	$82,853,771
Consumer Staples	17,780,127	—	—	17,780,127
Energy	26,068,355	—	—	26,068,355
Financials	28,075,963	—	—	28,075,963
Health Care	49,378,522	—	—	49,378,522
Industrials	72,626,180	—	—	72,626,180
Information Technology	79,365,500	—	—	79,365,500
Materials	12,823,534	—	—	12,823,534
Telecommunication Services	5,734,566	—	—	5,734,566
Investment Company	13,308,437	—	—	13,308,437

Total Assets	$388,014,955	$—	$—	$388,014,955

6	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$281,775,478

Gross unrealized appreciation	$106,854,829
Gross unrealized depreciation	(615,352)

Net unrealized appreciation	$106,239,477

7	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Mid Cap Growth Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	9/11/2013